CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Products and licenses	$ 520,312		$ 496,930		$ 497,612
Subscriptions	265,021		217,088		170,599
Software updates and maintenance	710,483		680,087		674,484
Total revenues	1,495,816		1,394,105		1,342,695
Operating expenses:
Cost of products and licenses	95,868	[1]	88,862	[1]	87,097	[1]
Cost of subscriptions	5,626	[1]	5,480	[1]	6,296	[1]
Cost of software updates and maintenance	74,807	[1]	67,680	[1]	61,786	[1]
Amortization of technology	240		612		3,982
Total cost of revenues	176,541		162,634		159,161
Research and development	133,300		121,764		111,911
Selling and marketing	306,363		276,067		255,345
General and administrative	78,558		72,735		69,743
Total operating expenses	694,762		633,200		596,160
Operating income	801,054		760,905		746,535
Financial income, net	28,762		34,931		40,332
Income before taxes on income	829,816		795,836		786,867
Taxes on income	170,245		143,036		166,867
Net income	$ 659,571		$ 652,800		$ 620,000
Basic earnings per ordinary share	$ 3.50		$ 3.34		$ 3.04
Diluted earnings per ordinary share	$ 3.43		$ 3.27		$ 2.96

[1]	Not including amortization of technology shown separately below.